Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross	$ 604	$ 559
Accumulated amortization	(135)	(89)
Net	469	470
Amortization expense	39	41	$ 40
Amortization expense, 2018	41
Amortization expense, 2019	41
Amortization expense, 2020	41
Amortization expense, 2021	41
Amortization expense, 2022	41
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	461	422
Accumulated amortization	(108)	(71)
Net	353	351
Long-term supply contracts
Finite-Lived Intangible Assets [Line Items]
Gross	143	137
Accumulated amortization	(27)	(18)
Net	116	119
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Net	$ 3	$ 2